Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

April 30, 2019

FVD-QTLY-0619
1.800366.115

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 2.3%
Verizon Communications, Inc.	967,518	$55,332,354
Entertainment - 3.3%
Cinemark Holdings, Inc.	344,379	14,481,137
Lions Gate Entertainment Corp. Class B	1,008,706	13,718,402
The Walt Disney Co.	367,020	50,270,729
		78,470,268
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	28,148	33,748,326
Media - 5.5%
Comcast Corp. Class A	1,902,703	82,824,662
comScore, Inc. (a)	279,259	3,504,700
Fox Corp. Class A (a)	341,811	13,327,211
Interpublic Group of Companies, Inc.	1,326,345	30,505,935
		130,162,508

TOTAL COMMUNICATION SERVICES		297,713,456

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.4%
Lear Corp.	63,500	9,080,500
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	396,469	15,363,174
Multiline Retail - 1.2%
Dollar General Corp.	229,800	28,975,482
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	193,628	24,976,076

TOTAL CONSUMER DISCRETIONARY		78,395,232

CONSUMER STAPLES - 9.1%
Beverages - 2.9%
C&C Group PLC	3,704,010	14,062,704
Coca-Cola European Partners PLC	284,600	15,251,714
PepsiCo, Inc.	305,735	39,149,367
		68,463,785
Food & Staples Retailing - 1.9%
Sysco Corp.	391,046	27,517,907
Walmart, Inc.	171,700	17,657,628
		45,175,535
Food Products - 4.3%
Danone SA	292,600	23,664,761
Mondelez International, Inc.	279,200	14,197,320
Seaboard Corp.	2,256	10,142,028
The Hershey Co.	295,808	36,931,629
The J.M. Smucker Co.	144,161	17,678,463
		102,614,201

TOTAL CONSUMER STAPLES		216,253,521

ENERGY - 9.7%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	920,534	22,111,227
Oil, Gas & Consumable Fuels - 8.8%
Chevron Corp.	488,637	58,665,758
Exxon Mobil Corp.	941,340	75,570,775
FLEX LNG Ltd. (a)	539,980	7,410,490
GasLog Ltd.	256,608	4,010,783
GasLog Partners LP	829,082	17,460,467
Golar LNG Partners LP	1,185,160	14,980,422
Hoegh LNG Partners LP	389,395	7,651,612
Phillips 66 Co.	63,205	5,958,335
Teekay Corp. (b)	332,764	1,384,298
Teekay LNG Partners LP	804,099	11,892,624
Teekay Offshore Partners LP	2,310,169	3,395,948
		208,381,512

TOTAL ENERGY		230,492,739

FINANCIALS - 26.3%
Banks - 9.5%
M&T Bank Corp.	129,800	22,075,086
PNC Financial Services Group, Inc.	294,731	40,357,516
SunTrust Banks, Inc.	537,231	35,177,886
U.S. Bancorp	1,031,133	54,980,012
Wells Fargo & Co.	1,547,486	74,913,797
		227,504,297
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	60,100	6,666,292
Goldman Sachs Group, Inc.	155,920	32,107,046
Invesco Ltd.	343,600	7,548,892
State Street Corp.	275,119	18,614,552
		64,936,782
Consumer Finance - 2.1%
Capital One Financial Corp.	218,332	20,267,760
Discover Financial Services	360,822	29,403,385
		49,671,145
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	415,160	89,969,326
Insurance - 4.6%
Allstate Corp.	151,907	15,047,907
Chubb Ltd.	191,147	27,754,544
FNF Group	348,648	13,928,488
Prudential PLC	810,207	18,409,022
The Travelers Companies, Inc.	234,115	33,654,031
		108,793,992
Mortgage Real Estate Investment Trusts - 3.4%
AGNC Investment Corp.	1,978,811	35,203,048
Annaly Capital Management, Inc.	2,157,311	21,767,268
MFA Financial, Inc.	3,300,965	24,790,247
		81,760,563
Thrifts & Mortgage Finance - 0.2%
LIC Housing Finance Ltd.	529,400	3,775,891

TOTAL FINANCIALS		626,411,996

HEALTH CARE - 15.4%
Biotechnology - 3.6%
Amgen, Inc.	241,393	43,286,593
Celgene Corp. (a)	448,400	42,445,544
		85,732,137
Health Care Providers & Services - 6.6%
Anthem, Inc.	104,789	27,562,651
Centene Corp. (a)	222,700	11,482,412
Cigna Corp.	242,064	38,449,446
CVS Health Corp.	393,360	21,390,917
Humana, Inc.	46,100	11,774,401
UnitedHealth Group, Inc.	153,600	35,799,552
Wellcare Health Plans, Inc. (a)	43,100	11,134,885
		157,594,264
Pharmaceuticals - 5.2%
Allergan PLC	174,814	25,697,658
Bayer AG	181,520	12,081,199
Bristol-Myers Squibb Co.	322,600	14,978,318
Johnson & Johnson	44,180	6,238,216
Pfizer, Inc.	129,057	5,241,005
Roche Holding AG (participation certificate)	103,654	27,350,493
Sanofi SA sponsored ADR	497,842	21,770,631
Takeda Pharmaceutical Co. Ltd. ADR (b)	522,361	9,548,759
		122,906,279

TOTAL HEALTH CARE		366,232,680

INDUSTRIALS - 6.8%
Aerospace & Defense - 2.8%
Harris Corp.	111,384	18,768,204
United Technologies Corp.	338,679	48,299,012
		67,067,216
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	308,400	24,980,400
Electrical Equipment - 0.2%
Siemens Gamesa Renewable Energy SA	257,800	4,623,484
Machinery - 1.7%
Deere & Co.	159,488	26,415,997
Ingersoll-Rand PLC	110,800	13,585,188
		40,001,185
Road & Rail - 1.1%
J.B. Hunt Transport Services, Inc.	165,800	15,664,784
Union Pacific Corp.	62,172	11,006,931
		26,671,715

TOTAL INDUSTRIALS		163,344,000

INFORMATION TECHNOLOGY - 3.8%
Electronic Equipment & Components - 1.2%
TE Connectivity Ltd.	293,134	28,038,267
IT Services - 2.6%
Amdocs Ltd.	334,882	18,445,301
Cognizant Technology Solutions Corp. Class A	369,413	26,952,372
Fiserv, Inc. (a)	58,600	5,112,264
The Western Union Co.	610,194	11,862,171
		62,372,108

TOTAL INFORMATION TECHNOLOGY		90,410,375

MATERIALS - 1.4%
Chemicals - 0.6%
The Scotts Miracle-Gro Co. Class A	175,574	14,927,301
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	1,301,939	18,070,913

TOTAL MATERIALS		32,998,214

REAL ESTATE - 3.2%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	122,300	23,885,190
Simon Property Group, Inc.	110,400	19,176,480
		43,061,670
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	624,093	32,496,523

TOTAL REAL ESTATE		75,558,193

UTILITIES - 4.8%
Electric Utilities - 3.8%
Exelon Corp.	938,412	47,812,091
Xcel Energy, Inc.	758,152	42,835,588
		90,647,679
Independent Power and Renewable Electricity Producers - 0.2%
NRG Yield, Inc. Class C	307,100	4,873,677
Multi-Utilities - 0.8%
WEC Energy Group, Inc.	253,100	19,850,633

TOTAL UTILITIES		115,371,989

TOTAL COMMON STOCKS
(Cost $2,125,115,164)		2,293,182,395

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 2.49% (c)	97,415,276	97,434,759
Fidelity Securities Lending Cash Central Fund 2.49% (c)(d)	1,107,694	1,107,804
TOTAL MONEY MARKET FUNDS
(Cost $98,542,383)		98,542,563
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $2,223,657,547)		2,391,724,958
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(9,757,607)
NET ASSETS - 100%		$2,381,967,351

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,565,569
Fidelity Securities Lending Cash Central Fund	64,586
Total	$1,630,155

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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